Revenue - Unpriced contract modifications (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 719,067	$ 410,061
Variable consideration - unpriced contract modifications
Disaggregation of Revenue [Line Items]
Revenue	4,936	250
Uncollected consideration	$ 5,312	$ 7,526